UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments:

Putnam International Growth and Income Fund
The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
MTU Aero Engines Holding AG (Germany)	111,644	$6,802,316

Airlines (1.1%)
Singapore Airlines, Ltd. (Singapore)	1,084,540	13,549,249

Automotive (6.4%)
Bayerische Motoren Werke (BMW) AG (Germany)	209,742	13,536,473
DaimlerChrysler AG (Germany)	253,538	25,555,671
Denso Corp. (Japan)	334,500	12,571,482
Renault SA (France)	101,211	14,675,755
Suzuki Motor Corp. (Japan)	369,200	10,896,283
		77,235,664

Banking (17.0%)
Allied Irish Banks PLC (Ireland)	443,818	10,765,826
Banco Bilbao Vizcaya Argentaria SA (Spain)	463,126	10,864,119
Banco Santander Central Hispano SA (Spain)	1,283,046	24,953,509
Barclays PLC (United Kingdom)	1,640,565	19,980,713
BNP Paribas SA (France)	234,560	25,684,392
Commerzbank AG (Germany)	148,300	6,007,587
Daegu Bank (South Korea)	456,470	8,411,769
DnB Holdings ASA (Norway)	848,400	13,020,335
HBOS PLC (United Kingdom)	334,693	6,259,882
HSBC Holdings PLC (London Exchange) (United Kingdom)	708,975	13,115,212
KBC Groupe SA (Belgium)	96,802	13,326,471
National Bank of Canada (Canada)	214,600	11,773,404
Royal Bank of Scotland Group PLC (United Kingdom)	1,319,679	14,169,789
Societe Generale (France)	34,397	5,775,861
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	63,600	8,366,580
UniCredito Italiano SpA (Italy)	1,396,750	11,958,135
		204,433,584

Basic Materials (1.5%)
Anglo American PLC (United Kingdom)	269,681	18,140,532

Chemicals (1.4%)
BASF AG (Germany)	77,258	10,693,226
LG Chemical, Ltd. (South Korea)	54,950	5,747,910
		16,441,136

Commercial and Consumer Services (0.7%)
Sodexho Alliance SA (France)	120,726	8,354,801

Communications Equipment (2.1%)
Nokia OYJ (Finland)	436,803	16,616,490
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	2,303,800	9,235,245
		25,851,735

Computers (2.1%)
Mitsubishi Electric Corp. (Japan)	1,179,000	14,742,749
Wincor Nixdorf AG (Germany)	122,052	10,101,048
		24,843,797

Conglomerates (2.5%)
Investor AB Class B (Sweden)	453,600	11,664,201
Mitsubishi Corp. (Japan)	585,500	18,426,879
		30,091,080

Construction (1.3%)
Buzzi Unicem SpA (Italy)	307,500	8,003,197
NCC AB Class B (Sweden)	300,200	7,532,986
		15,536,183

Consumer (1.7%)
Christian Dior SA (France)	66,915	8,568,466
Matsushita Electric Industrial Co., Ltd. (Japan)	659,000	12,321,454
		20,889,920

Distribution (1.4%)
Jeronimo Martins, SGPS, SA (Portugal)	1,258,585	7,740,221
Samsung Corp. (South Korea)	121,620	8,926,787
		16,667,008

Electric Utilities (3.0%)
E.On AG (Germany)	77,604	14,357,660
Enel SpA (Italy)	1,877,390	21,270,051
		35,627,711

Electrical Equipment (0.7%)
Bekaert SA (Belgium)	43,511	5,836,690
Tognum AG 144A (Germany) (NON)	79,200	2,486,231
		8,322,921

Electronics (3.0%)
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	8,298,000	6,076,356
Compal Electronics, Inc. (Taiwan)	6,320,445	7,133,508
Samsung Electronics Co., Ltd. (South Korea)	21,323	13,384,520
Toshiba Corp. (Japan)	1,010,000	9,398,911
		35,993,295

Engineering & Construction (1.0%)
Daito Trust Construction Co., Ltd. (Japan)	241,400	11,612,148

Financial (1.6%)
ORIX Corp. (Japan)	47,610	10,782,145
Shinhan Financial Group Co., Ltd. (South Korea)	127,790	8,256,347
		19,038,492

Food (3.7%)
Nestle SA (Switzerland)	46,168	20,756,352
Orkla ASA (Norway)	950,850	16,992,383
Toyo Suisan Kaisha, Ltd. (Japan)	380,000	7,143,879
		44,892,614

Forest Products and Packaging (0.5%)
Travis Perkins PLC (United Kingdom)	211,341	6,673,702

Health Care Services (1.1%)
Suzuken Co., Ltd. (Japan)	400,300	13,471,840

Household Furniture and Appliances (0.6%)
Electrolux AB Class B (Sweden)	322,000	6,829,242

Insurance (7.3%)
Allianz SE (Germany)	130,367	30,479,487
Axa SA (France)	524,149	23,469,360
ING Groep NV (Netherlands)	324,011	14,392,373
Zurich Financial Services AG (Switzerland)	64,213	19,278,252
		87,619,472

Investment Banking/Brokerage (3.2%)
3i Group PLC (United Kingdom)	426,616	8,698,975
Credit Suisse Group (Switzerland)	276,206	18,353,584
Deutsche Bank AG (Germany)	386	49,780
UBS AG (Switzerland)	212,139	11,415,715
		38,518,054

Manufacturing (1.4%)
Glory, Ltd. (Japan)	357,100	11,339,915
NSK, Ltd. (Japan)	688,000	6,033,539
		17,373,454

Metals (5.2%)
Boliden AB (Sweden)	615,750	13,131,089
JFE Holdings, Inc. (Japan)	201,700	14,232,998
Salzgitter AG (Germany)	61,257	12,039,525
Teck Cominco, Ltd. Class B (Canada)	167,600	7,966,652
Voest-Alpine AG (Austria)	177,187	15,321,385
		62,691,649

Natural Gas Utilities (0.9%)
Tokyo Gas Co., Ltd. (Japan)	2,300,000	10,693,208

Oil & Gas (8.6%)
BP PLC (United Kingdom)	2,812,083	32,638,469
China Petroleum & Chemical Corp. (China)	13,138,000	16,205,188
Lukoil ADR (Russia)	78,700	6,525,804
Petroleo Brasileiro SA ADR (Brazil) (S)	165,690	12,509,595
Royal Dutch Shell PLC Class B (Netherlands)	198,604	8,172,440
Statoil ASA (Norway)	329,382	11,231,641
Total SA (France)	194,743	15,844,648
		103,127,785

Pharmaceuticals (3.5%)
Daiichi Sankyo Co., Ltd. (Japan)	301,500	9,050,003
Merck KGaA (Germany)	18,962	2,289,012
Merck KGaA 144A (Germany)	26,480	3,196,553
Ono Pharmaceutical Co., Ltd. (Japan)	271,300	14,536,960
Roche Holding AG (Switzerland)	73,533	13,343,778
		42,416,306

Photography/Imaging (1.0%)
Fuji Photo Film Cos., Ltd. (Japan)	276,000	12,702,683

Publishing (0.4%)
Mecom Group PLC (United Kingdom) (NON)	3,244,651	5,308,768

Railroads (0.7%)
East Japan Railway Co. (Japan)	1,141	9,003,007

Real Estate (0.5%)
Great Eagle Holdings, Ltd. (Hong Kong) (R)	1,555,000	5,877,701

Retail (2.9%)
Lawson, Inc. (Japan)	243,100	7,680,134
Onward Kashiyama Co., Ltd. (Japan)	854,000	8,626,784
Pinault-Printemps-Redoute SA (France)	53,604	10,091,768
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	233,242	8,736,342
		35,135,028

Semiconductor (0.5%)
Greatek Electronics, Inc. (Taiwan)	3,881,520	5,806,855

Shipping (0.6%)
Neptune Orient Lines, Ltd. (Singapore)	2,054,000	7,325,824

Telecommunications (3.4%)
BCE, Inc. (Canada)	314,400	12,627,904
Koninklijke (Royal) KPN NV (Netherlands)	548,467	9,524,334
Vodafone Group PLC (United Kingdom)	5,224,597	18,859,635
		41,011,873

Telephone (0.7%)
Telefonos de Mexico SA de CV (Telmex) (Mexico)	4,784,058	7,847,597

Tobacco (0.9%)
Japan Tobacco, Inc. (Japan)	1,991	10,951,676

Trucks & Parts (0.7%)
GKN PLC (United Kingdom)	1,116,704	8,084,946

Utilities & Power (0.8%)
Tenaga Nasional Berhad (Malaysia)	3,537,700	9,794,428

Total common stocks (cost $1,006,200,325)		$1,182,589,284

SHORT-TERM INVESTMENTS (1.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$10,874,058	$10,856,550
Putnam Prime Money Market Fund (e)	11,566,847	11,566,847

Total short-term investments (cost $22,423,397)		$22,423,397

TOTAL INVESTMENTS

Total investments (cost $1,028,623,722)(b)		$1,205,012,681

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/07 (aggregate face value $199,894,351) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$66,809,592	$63,994,231	10/17/07	$2,815,361
British Pound	77,866,153	76,868,108	12/19/07	998,045
Canadian Dollar	58,745,711	55,262,723	10/17/07	3,482,988
Japanese Yen	3,772,645	3,769,289	11/21/07	3,356

Total				$7,299,750

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/07 (aggregate face value $168,415,639) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$54,352,577	$52,134,735	12/19/07	$(2,217,842)
Japanese Yen	47,562,551	46,363,285	11/21/07	(1,199,266)
Norwegian Krone	28,715,720	26,762,956	12/19/07	(1,952,764)
Swedish Krona	20,248,639	19,084,949	12/19/07	(1,163,690)
Swiss Franc	24,902,636	24,069,714	12/19/07	(832,922)

Total				$(7,366,484)

NOTES

(a) Percentages indicated are based on net assets of $1,203,866,306.

(b) The aggregate identified cost on a tax basis is $1,032,252,400 resulting in gross unrealized appreciation and depreciation of $201,331,078 and $28,570,797 respectively, or net unrealized appreciation of $172,760,281.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $10,441,650. The fund received cash collateral of $10,856,550 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $133,794 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $76,549,504 and $74,204,325 respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $31,411,978 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2007: (as a percentage of Portfolio Value)

Austria	1.3%
Belgium	1.6
Brazil	1.7
Canada	2.7
China	1.3
Finland	1.4
France	9.3
Germany	12.1
Hong Kong	0.5
Ireland	0.9
Italy	3.4
Japan	19.6
Malaysia	0.8
Mexico	0.7
Netherlands	2.7
Norway	3.4
Portugal	0.6
Russia	0.5
Singapore	2.2
South Korea	3.7
Spain	3.0
Sweden	4.0
Switzerland	6.9
Taiwan	1.1
United Kingdom	12.6
Other	2.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2007, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 29 , 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/07 (Unaudited)

COMMON STOCKS (100.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
comScore, Inc. (NON)	17,100	$461,700
inVentiv Health, Inc. (NON)	78,900	3,457,398
		3,919,098

Aerospace and Defense (2.2%)
AAR Corp. (NON)	36,300	1,101,342
Aerovironment, Inc. (NON)	55,530	1,277,745
Limco-Piedmont, Inc. (NON)	28,700	380,849
LMI Aerospace, Inc. (NON)	76,200	1,764,030
Smith & Wesson Holding Corp. (NON)	61,900	1,181,670
Teledyne Technologies, Inc. (NON)	47,600	2,541,364
United Industrial Corp. (S)	35,500	2,671,730
		10,918,730

Agriculture (0.6%)
Andersons, Inc. (The) (S)	62,100	2,982,042

Automotive (0.1%)
Force Protection, Inc. (NON) (S)	27,800	602,148

Banking (2.6%)
Capital Corporation of the West	22,800	419,976
Capitol Bancorp, Ltd.	47,800	1,186,874
Center Financial Corp.	46,700	649,597
City Holding Co.	27,800	1,012,198
Columbia Banking Systems, Inc.	40,100	1,275,982
Corus Bankshares, Inc.	86,700	1,128,834
Financial Institutions, Inc.	58,100	1,050,448
First Regional Bancorp (NON)	12,600	309,078
PremierWest Bancorp	175,068	2,240,870
Trico Bancshares	95,800	2,133,466
West Coast Bancorp	22,000	625,020
Wilshire Bancorp, Inc.	69,925	767,077
		12,799,420

Basic Materials (0.3%)
Ceradyne, Inc. (NON)	20,600	1,560,244

Beverage (0.1%)
Jones Soda Co. (NON) (S)	54,200	653,652

Biotechnology (4.7%)
Alexion Pharmaceuticals, Inc. (NON)	29,400	1,915,410
Illumina, Inc. (NON) (S)	74,800	3,880,624
Integra LifeSciences Holdings (NON) (S)	28,000	1,360,240
Invitrogen Corp. (NON)	22,700	1,855,271
LifeCell Corp. (NON) (S)	112,400	4,222,868
Medicines Co. (NON) (S)	137,900	2,455,999
MGI Pharma, Inc. (NON)	115,800	3,216,924
Myriad Genetics, Inc. (NON)	35,700	1,861,755
Orexigen Therapeutics, Inc. (NON) (S)	47,300	624,833
Quidel Corp. (NON)	105,600	2,065,536
		23,459,460

Building Materials (0.4%)
Comfort Systems USA, Inc.	73,400	1,042,280
Genlyte Group, Inc. (The) (NON)	19,176	1,232,250
		2,274,530

Chemicals (2.1%)
Celanese Corp. Ser. A	75,800	2,954,684
Hercules, Inc.	124,000	2,606,480
Koppers Holdings, Inc.	84,100	3,247,101
Terra Industries, Inc. (NON)	53,200	1,663,032
		10,471,297

Commercial and Consumer Services (3.4%)
Ambassadors Group, Inc.	44,600	1,699,260
Chemed Corp.	29,500	1,833,720
Dollar Financial Corp. (NON)	69,500	1,982,835
Exponent, Inc. (NON)	37,800	948,402
Healthcare Services Group, Inc. (S)	34,200	693,234
HMS Holdings Corp. (NON)	56,700	1,395,387
Morningstar, Inc. (NON)	27,500	1,688,500
PRA International (NON)	62,900	1,849,260
TeleTech Holdings, Inc. (NON)	47,600	1,138,116
Watson Wyatt Worldwide, Inc. Class A	38,400	1,725,696
Wright Express Corp. (NON)	54,200	1,977,758
		16,932,168

Communications Equipment (2.3%)
Belden CDT, Inc.	76,600	3,593,306

CommScope, Inc. (NON)	22,100	1,110,304
Comtech Telecommunications Corp. (NON)	95,000	5,081,550
Foundry Networks, Inc. (NON) (S)	86,500	1,537,105
		11,322,265

Computers (5.3%)
Acme Packet, Inc. (NON) (S)	144,706	2,231,367
Actuate Corp. (NON)	345,400	2,227,830
American Reprographics Co. (NON) (S)	54,200	1,014,624
Anixter International, Inc. (NON)	18,700	1,541,815
ANSYS, Inc. (NON) (S)	50,000	1,708,500
Atheros Communications (NON)	39,000	1,168,830
Electronics for Imaging, Inc. (NON) (S)	111,300	2,989,518
Magma Design Automation, Inc. (NON)	169,900	2,390,493
Micros Systems, Inc. (NON)	32,700	2,127,789
National Instruments Corp.	54,200	1,860,686
Netezza Corp. (NON)	96,600	1,208,466
Radiant Systems, Inc. (NON)	138,300	2,189,289
SPSS, Inc. (NON)	42,100	1,731,994
Vasco Data Security International, Inc. (NON)	37,100	1,310,001
Verint Systems, Inc. (NON)	34,278	891,228
		26,592,430

Construction (0.6%)
Layne Christensen Co. (NON)	53,900	2,990,372

Consumer (0.6%)
Blue Nile, Inc. (NON) (S)	8,700	818,844
Tupperware Brands Corp.	73,800	2,323,962
		3,142,806

Consumer Finance (0.2%)
World Acceptance Corp. (NON)	25,200	833,616

Consumer Goods (0.8%)
Blyth Industries, Inc.	51,900	1,061,355
Chattem, Inc. (NON)	12,100	853,292
Prestige Brands Holdings, Inc. (NON)	172,400	1,892,952
		3,807,599

Consumer Services (1.7%)
GSI Commerce, Inc. (NON)	47,600	1,266,160
Labor Ready, Inc. (NON)	102,500	1,897,275
Nutri/System, Inc. (NON) (S)	61,000	2,860,290
Phase Forward, Inc. (NON)	119,300	2,387,193
		8,410,918

Distribution (0.6%)
LKQ Corp. (NON)	24,400	849,364
MWI Veterinary Supply, Inc. (NON)	50,492	1,906,073
		2,755,437

Electric Utilities (0.4%)
EnerNOC, Inc. (NON)	7,000	267,260
Pike Electric Corp. (NON)	91,117	1,709,355
		1,976,615

Electrical Equipment (1.4%)
American Science & Engineering, Inc. (S)	24,400	1,528,904
GrafTech International, Ltd. (NON)	188,600	3,364,624
LoJack Corp. (NON)	118,800	2,252,448
		7,145,976

Electronics (5.3%)
Advanced Analogic Technologies, Inc. (NON)	297,200	3,162,208
Avnet, Inc. (NON)	28,900	1,151,954
Axsys Technologies, Inc. (NON)	48,500	1,501,560
Cubic Corp.	20,400	860,268
Greatbatch, Inc. (NON)	74,200	1,972,978
Intermec, Inc. (NON)	58,300	1,522,796
Intersil Corp. Class A	50,500	1,688,215
IPG Photonics Corp. (NON) (S)	80,580	1,584,203
Itron, Inc. (NON)	28,300	2,633,881
Mentor Graphics Corp. (NON)	127,600	1,926,760
OYO Geospace Corp. (NON)	14,300	1,325,753
RF Micro Devices, Inc. (NON) (S)	347,600	2,339,348
Silicon Laboratories, Inc. (NON)	40,000	1,670,400
Spreadtrum Communications, Inc. ADR (China) (NON)	53,900	765,380
Varian, Inc. (NON)	37,400	2,379,014
		26,484,718

Energy (3.7%)
Basic Energy Services, Inc. (NON)	69,200	1,454,584
Core Laboratories NV (Netherlands) (NON) (S)	18,300	2,331,237
Dawson Geophysical Co. (NON)	18,600	1,441,686
Grey Wolf, Inc. (NON)	259,000	1,696,450
Gulf Island Fabrication, Inc.	32,200	1,236,158
Hercules Offshore, Inc. (NON) (S)	77,200	2,015,692
Matrix Service Co. (NON)	39,500	827,525
Mitcham Industries, Inc. (NON)	54,800	1,056,544

NATCO Group, Inc. (NON)	49,500	2,561,625
Oceaneering International, Inc. (NON)	23,600	1,788,880
Superior Energy Services (NON)	30,600	1,084,464
Tidewater, Inc. (S)	17,700	1,112,268
		18,607,113

Energy (Other) (0.9%)
Akeena Solar, Inc. (NON)	218,436	1,747,488
Comverge, Inc. (NON) (S)	28,700	943,082
JA Solar Holdings Co., Ltd. ADR (China) (NON) (S)	38,960	1,751,252
		4,441,822

Engineering & Construction (1.5%)
Aecom Technology Corp. (NON)	58,600	2,046,898
EMCOR Group, Inc. (NON)	78,100	2,449,216
ENGlobal Corp. (NON)	134,600	1,535,786
Michael Baker Corp. (NON)	28,200	1,382,082
		7,413,982

Financial (0.9%)
FCStone Group, Inc. (NON)	72,418	2,336,929
Interactive Data Corp.	82,400	2,323,680
		4,660,609

Food (0.3%)
Hain Celesial Group, Inc. (NON) (S)	32,400	1,041,012
Winn Dixie Stores, Inc. (NON)	43,800	819,936
		1,860,948

Forest Products and Packaging (0.9%)
Graphic Packaging Corp. (NON) (S)	288,700	1,304,924
Grief, Inc. Class A	19,700	1,195,396
Silgan Holdings, Inc.	39,600	2,128,500
		4,628,820

Health Care Services (4.6%)
Amedisys, Inc. (NON)	44,100	1,694,322
American Dental Partners, Inc. (NON)	50,100	1,403,301
Apria Healthcare Group, Inc. (NON)	161,300	4,195,413
Bio-Rad Laboratories, Inc. Class A (NON)	24,700	2,235,350
Bioenvision, Inc. (NON)	300,200	1,585,056
Corvel Corp. (NON)	62,500	1,445,000
HealthExtras, Inc. (NON)	36,000	1,001,880
Medcath Corp. (NON)	126,500	3,473,690
Psychiatric Solutions, Inc. (NON)	44,000	1,728,320
United Therapeutics Corp. (NON) (S)	34,800	2,315,592
WellCare Health Plans, Inc. (NON)	18,000	1,897,740
		22,975,664

Household Furniture and Appliances (0.3%)
Conn's, Inc. (NON) (S)	61,200	1,462,068

Insurance (0.3%)
Universal American Financial Corp. (NON)	82,700	1,886,387

Investment Banking/Brokerage (2.9%)
Calamos Asset Management, Inc. Class A	47,000	1,326,810
Evercore Partners, Inc. Class A	114,365	3,006,656
FBR Capital Markets Corp. (NON)	100,160	1,290,061
GFI Group, Inc. (NON)	34,419	2,964,164
Greenhill & Co., Inc.	23,470	1,432,844
KBW, Inc. (NON)	51,170	1,472,673
Penson Worldwide, Inc. (NON)	112,300	2,075,304
SWS Group, Inc.	49,900	882,731
		14,451,243

Machinery (3.2%)
Applied Industrial Technologies, Inc.	58,050	1,789,682
Bucyrus International, Inc. Class A	21,200	1,546,116
Columbus McKinnon Corp. (NON)	62,700	1,560,603
Manitowoc Co., Inc. (The)	79,200	3,506,976
Terex Corp. (NON)	20,300	1,807,106
Timken Co.	68,100	2,529,915
Wabtec Corp. (S)	82,500	3,090,450
		15,830,848

Manufacturing (2.5%)
Actuant Corp. Class A (S)	38,200	2,481,854
Acuity Brands, Inc.	68,900	3,478,072
AptarGroup, Inc.	42,600	1,613,262
Knoll, Inc.	45,200	801,848
Mettler-Toledo International, Inc. (Switzerland) (NON)	25,100	2,560,200
Tredegar Corp.	88,300	1,523,175
		12,458,411

Media (0.3%)
Meredith Corp.	30,500	1,747,650

Medical Technology (5.2%)
Cynosure, Inc. Class A (NON)	34,000	1,254,600

DENTSPLY International, Inc.	29,600	1,232,544
Hologic, Inc. (NON)	28,000	1,708,000
Inverness Medical Innovations, Inc. (NON)	27,450	1,518,534
Kinetic Concepts, Inc. (NON)	19,700	1,108,716
Masimo Corp. (NON)	21,600	554,256
Mentor Corp.	26,300	1,211,115
Meridian Bioscience, Inc.	169,400	5,136,208
Millipore Corp. (NON)	25,000	1,895,000
Nighthawk Radiology Holdings, Inc. (NON) (S)	81,700	2,002,467
NxStage Medical, Inc. (NON)	54,200	785,358
Techne Corp. (NON)	34,700	2,188,876
Volcano Corp. (NON)	126,760	2,083,934
Waters Corp. (NON)	18,800	1,258,096
West Pharmaceutical Services, Inc.	31,600	1,316,456
Zoll Medical Corp. (NON)	39,000	1,010,880
		26,265,040

Metals (1.9%)
Century Aluminum Co. (NON)	45,600	2,400,840
Cleveland-Cliffs, Inc. (S)	35,300	3,105,341
Quanex Corp.	59,400	2,790,612
RBC Bearings, Inc. (NON)	30,200	1,158,170
		9,454,963

Oil & Gas (2.8%)
Alon USA Energy, Inc.	46,600	1,574,148
ATP Oil & Gas Corp. (NON) (S)	53,100	2,497,293
Frontier Oil Corp.	52,900	2,202,756
Gulfport Energy Corp. (NON)	118,000	2,791,880
Headwaters, Inc. (NON) (S)	114,300	1,700,784
Pioneer Drilling Co. (NON)	158,700	1,932,966
Tesoro Corp.	31,800	1,463,436
		14,163,263

Pharmaceuticals (2.3%)
Alkermes, Inc. (NON)	43,400	798,560
Cephalon, Inc. (NON) (S)	32,800	2,396,368
Salix Pharmaceuticals, Ltd. (NON) (S)	380,599	4,727,040
Santarus, Inc. (NON) (S)	196,300	520,195
Sciele Pharma, Inc. (NON) (S)	62,400	1,623,648
XenoPort, Inc. (NON)	28,800	1,355,040
		11,420,851

Restaurants (2.6%)
Brinker International, Inc.	79,500	2,181,480
Buffalo Wild Wings, Inc. (NON) (S)	41,200	1,554,064
Domino's Pizza, Inc. (S)	167,400	2,777,166
McCormick & Schmick's Seafood Restaurants, Inc. (NON)	94,400	1,777,552
Morton's Restaurant Group, Inc. (NON)	91,160	1,449,444
Papa John's International, Inc. (NON)	65,900	1,610,596
Sonic Corp. (NON) (S)	66,800	1,563,120
		12,913,422

Retail (6.6%)
Aeropostale, Inc. (NON)	85,350	1,626,771
Brown Shoe Co., Inc.	92,700	1,798,380
Cabela's, Inc. (NON) (S)	51,760	1,224,124
Cash America International, Inc.	38,900	1,462,640
Dress Barn, Inc. (NON) (S)	83,200	1,415,232
EZCORP, Inc. Class A (NON)	317,000	4,263,650
Iconix Brand Group, Inc. (NON) (S)	67,400	1,603,446
Jo-Ann Stores, Inc. (NON)	70,100	1,479,110
Jos. A. Bank Clothiers, Inc. (NON) (S)	69,800	2,332,716
Longs Drug Stores Corp.	68,200	3,387,494
Nautilus, Inc. (S)	85,757	683,483
NBTY, Inc. (NON)	47,000	1,908,200
Priceline.com, Inc. (NON) (S)	37,260	3,306,825
RadioShack Corp.	74,500	1,539,170
Ross Stores, Inc.	75,100	1,925,564
Under Armour, Inc. Class A (NON) (S)	12,700	759,714
Wolverine World Wide, Inc.	57,200	1,567,280
Zumiez, Inc. (NON)	18,700	829,719
		33,113,518

Semiconductor (2.7%)
Advanced Energy Industries, Inc. (NON) (S)	270,500	4,084,550
Asyst Technologies, Inc. (NON)	309,600	1,637,784
Lam Research Corp. (NON)	34,200	1,821,492
LTX Corp. (NON)	396,200	1,414,434
Mattson Technology, Inc. (NON)	148,400	1,283,660
Micrel, Inc.	69,600	751,680
Ultra Clean Holdings (NON)	86,100	1,265,670
Varian Semiconductor Equipment (NON)	20,600	1,102,512
		13,361,782

Shipping (0.8%)
Horizon Lines, Inc. Class A	79,800	2,436,294
Kirby Corp. (NON)	32,400	1,430,136
		3,866,430

Software (3.1%)

Blackboard, Inc. (NON) (S)	15,100	692,184
Epicor Software Corp. (NON)	129,100	1,777,707
Informatica Corp. (NON) (S)	275,300	4,322,210
Interwoven, Inc. (NON)	191,200	2,720,776
JDA Software Group, Inc. (NON) (S)	54,900	1,134,234
Mantech International Corp. Class A (NON)	46,900	1,687,462
Parametric Technology Corp. (NON)	69,200	1,205,464
The9, Ltd. ADR (China) (NON) (S)	58,300	2,010,767
		15,550,804

Staffing (0.6%)
Heidrick & Struggles International, Inc. (NON)	37,900	1,381,455
Korn/Ferry International (NON)	88,500	1,461,135
		2,842,590

Technology (1.3%)
Amkor Technologies, Inc. (NON)	124,800	1,437,696
CACI International, Inc. Class A (NON)	22,700	1,159,743
ON Semiconductor Corp. (NON) (S)	298,200	3,745,392
		6,342,831

Technology Services (3.6%)
Authorize.Net Holdings, Inc. (NON)	175,900	3,101,117
Blue Coat Systems, Inc. (NON)	41,700	3,284,292
Cybersource Corp. (NON)	99,800	1,166,662
Factset Research Systems, Inc.	31,500	2,159,325
Global Sources, Ltd. (Bermuda) (NON)	69,293	1,536,226
IHS, Inc. Class A (NON)	23,300	1,316,217
SonicWall, Inc. (NON)	212,800	1,857,744
Sykes Enterprises, Inc. (NON)	79,100	1,313,851
Trizetto Group (NON)	118,200	2,069,682
		17,805,116

Telecommunications (3.6%)
Cbeyond, Inc. (NON)	59,900	2,443,321
Centennial Communications Corp. (NON)	430,700	4,358,684
Dobson Communications Corp. (NON)	169,400	2,166,626
Nice Systems, Ltd. ADR (Israel) (NON)	92,100	3,300,864
OpNext, Inc. (NON)	77,500	899,000
Premiere Global Services, Inc. (NON)	92,800	1,173,920
ShoreTel, Inc. (NON)	84,551	1,210,770
Syniverse Holdings, Inc. (NON)	153,600	2,442,240
		17,995,425

Telephone (0.5%)
Telephone and Data Systems, Inc.	37,100	2,476,425

Textiles (2.2%)
G-III Apparel Group, Ltd. (NON)	55,000	1,082,950
Gymboree Corp. (The) (NON)	72,500	2,554,900
Maidenform Brands, Inc. (NON)	231,400	3,674,632
Oxford Industries, Inc.	18,700	675,444
Phillips-Van Heusen Corp.	22,500	1,180,800
Warnaco Group, Inc. (The) (NON) (S)	50,600	1,976,942
		11,145,668

Transportation (0.9%)
Hornbeck Offshore Services, Inc. (NON)	122,000	4,477,400

Transportation Services (0.2%)
HUB Group, Inc. Class A (NON)	40,500	1,216,215

Trucks & Parts (0.3%)
Spartan Motors, Inc. (S)	111,900	1,883,277

Total common stocks (cost $443,236,100)		$500,756,126

SHORT-TERM INVESTMENTS (17.0%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	2,395,641	$2,395,641
Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 6.49% and
due dates ranging from October 1, 2007 to
November 27, 2007 (d)	$82,584,962	82,451,998

Total short-term investments (cost $84,847,639)		$84,847,639

TOTAL INVESTMENTS

Total investments (cost $528,083,739) (b)		$585,603,765

WRITTEN OPTIONS OUTSTANDING at 9/30/07	(premiums received $11,217) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Blue Coat Systems, Inc. (Call)	$4,170	Oct-07/$87.80	$11,051

NOTES

(a) Percentages indicated are based on net assets of $500,536,996.

(b) The aggregate identified cost on a tax basis is $528,752,728, resulting in gross unrealized appreciation and depreciation of $88,158,587 and $31,307,550, respectively, or net unrealized appreciation of $56,851,037.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2007, the value of securities loaned amounted to $79,538,239. Certain of these securities were sold prior to period-end. The fund received cash collateral of $82,451,998 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $33,379 for the period ended September 30, 2007. During the period ended September 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $39,844,009 and $38,325,775, respectively.

(S) Securities on loan, in part or in entirety, at September 30, 2007.

At September 30, 2007, liquid assets totaling $366,126 have been designated as collateral for open options.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 29, 2007